                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2865

                             Columbia Funds Trust IV
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3698

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

  -----------------------------------------------------------------------------
                                    [GRAPHIC]




                     COLUMBIA MUNICIPAL MONEY MARKET FUND

                     Semiannual Report September 30, 2005

  -----------------------------------------------------------------------------

                    PRESIDENT'S MESSAGE
                                                  -----------------------------
                        Columbia Municipal Money Market Fund


[PHOTO] Christopher Wilson



Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund managers on key factors that influenced performance. We encourage you to read the manager reports carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the Legal and Compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.

Table of Contents


                        Fund Profile............... 1

                        Understanding Your Expenses 2

                        Economic Update............ 3

                        Portfolio Manager's Report. 4

                        Financial Statements....... 6

                          Investment Portfolio..... 7

                    Statement of Assets and Liabilities.. 12

                    Statement of Operations.............. 13

                    Statement of Changes in Net Assets... 14

                    Notes to Financial Statements........ 16

                    Financial Highlights................. 21

                  Important Information
                  About This Report...................... 25

The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                      FUND PROFILE
                                   -----------------------
                                       Columbia Municipal
                                        Money Market Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Portfolio breakdown as of 09/30/05 (%)

                     Variable rate demand bonds       82.0
                     -------------------------------------
                     Tax-exempt notes & bonds         29.9
                     -------------------------------------
                     Tax & revenue anticipation notes  3.1
                     -------------------------------------

Portfolio maturity as of 09/30/05 (%)

                               1-29 days    85.9
                               -----------------
                               30-89 days    5.1
                               -----------------
                               90-179 days   5.9
                               -----------------
                               180-299 days  3.1
                               -----------------


Portfolio breakdown is calculated as a percentage of net assets. Portfolio maturity is calculated as a percentage of total investments.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended September 30, 2005, the fund's class A shares returned 0.94%.

.. The fund's return was higher than the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category.

..  The fund's lower weighted average maturity helped the fund outperform.

                                    [GRAPHIC]


                             Lipper Tax
                            Exempt Money
  Class A shares        Market Fund Category
  --------------        --------------------
       0.94%                   0.88%

                                   Objective
  Seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

                               Total Net Assets
                                 $56.1 million

                 UNDERSTANDING YOUR EXPENSES
                                                      --------------------------
                           Columbia Municipal Money Market Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period. 04/01/05 -- 09/30/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,009.38   1,021.56    3.53       3.55            0.70
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,004.31   1,016.55    8.54       8.59            1.70
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,007.42   1,019.55    5.54       5.57            1.10
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,009.38   1,021.56    3.53       3.55            0.70
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Investment Advisor, Distributor and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                     ECONOMIC UPDATE
                                               -------------------------------
                      Columbia Municipal Money Market Fund


The US economy moved ahead at a healthy pace during the six-month period that began April 1, 2005 and ended September 30, 2005. Gross domestic product (GDP) expanded at an annualized rate of 3.8% as job growth helped sustain consumer spending and rising profits helped business spending. Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the period. During the first five months of the period, the economy added an average of 200,000 new jobs each month. In September, 8,000 jobs were lost as a direct result of the Gulf Coast storms -- a figure that was lower than originally estimated and considerably lower than expected. The unemployment rate rose to 5.1%, up from a four-year low of 4.9%.

Energy prices weighed on economic growth during the period. The first signs of relief came in September as the price of crude oil retreated from a record high of $69.81 a barrel. Consumer confidence readings dipped in July and August, then fell sharply in September. The September decline was the largest in 25 years, according to the University of Michigan's monthly survey.

Despite these setbacks, the latest data on the economy suggest that it has retained momentum. Manufacturing activity remained strong, and business activity in non-manufacturing industries continued to expand, although the pace slowed in September. With assistance from insurance funds, federal monies and charitable contributions, the Gulf region is on track to rebuild, which could send a positive ripple throughout the national economy.

Bonds delivered modest gains

The US bond market delivered little in the way of price appreciation, but income resulted in modest positive returns. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.3%, slightly lower than where it started the period. In this environment, the Lehman Brothers Aggregate Bond Index returned 2.31% for the six-month period. Treasuries outperformed corporate and mortgage-backed securities. However, high-yield bonds led the fixed income markets despite a setback in the spring when GM and Ford bonds were downgraded and again as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 3.62%.

Short-term interest rates moved higher

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 2.75% to 3.75% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, Fed Chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.02% for this reporting period. Small- and mid-cap stocks outperformed large-cap stocks. Value stocks led growth stocks except among small caps, where growth gained a small advantage over value. Energy and utilities stocks outperformed other sectors by a considerable margin.
Summary
For the six-month period ended September 30, 2005

.. Despite volatility, the broad stock market generated a solid return for the period. The S&P 500 Index returned 5.02%. As the economy expanded, small-cap stocks outperformed large-cap stocks, as measured by the Russell 2000 Index.

[GRAPHIC]

S & P Index      Russell 2000 Index
-----------      ------------------
   5.02%                9.21%


..  Investment-grade bonds chalked up modest gains as measured by the Lehman
   Brothers Aggregate Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                    [GRAPHIC]
                 Merrill Lynch
Lehman Index         Index
------------     -------------
     2.31%           3.62%

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell 2000 Index is an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest US companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible, investment grade Corporate debt issues.
The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

                 PORTFOLIO MANAGER'S REPORT
                                                     --------------------------
                          Columbia Municipal Money Market Fund


For the six-month period ended September 30, 2005, Columbia Municipal Money Market Fund's class A shares returned 0.94%. The fund outperformed the average return of its peer group, the Lipper Tax Exempt Money Market Fund Category, which was 0.88% for the same period./1/ The fund's concentration in variable-rate demand notes helped account for its performance advantage relative to its peer group.

The Federal Reserve (the Fed) increased short-term interest rates on four occasions during the six-month period, raising the bellwether fed funds rate by a full percentage point, from 2.75% to 3.75%. With so much activity on the part of the Fed's actions, we sought to anticipate its moves and their potential impact on the municipal markets and respond accordingly. We used variable securities as tactical tools in managing through this uncertain environment.

At the beginning of the period, 67% of the fund's assets were invested in variable-rate demand notes (VRDNs), whose coupons are reset daily or weekly. One-year municipal notes accounted for 21% of the fund's total assets. The fund's weighted average maturity was at 36 days. As the period wore on, we reinvested maturing notes in VRDNs, because we did not want to lock in rates when the Fed was pushing short-term yields steadily higher. By the end of the six months the portfolio consisted of 82% VRDNs, with only 6% in municipal notes and another 7% in tax-exempt commercial paper. The fund's weighted average maturity at the end of the reporting period was down to just 26 days.

Managing through seasonal shifts in the municipal markets

Three periods within the past six months are worth highlighting because they demonstrate the fund's positioning relative to the municipal market's traditional seasonal factors. The first checkpoint came in April, a time when municipal funds are typically hit with a wave of redemptions for tax payments. Rates spiked during this phase as securities dealers sought to reduce their inventory of municipal securities, and our VRDN positions benefited from this brief but meaningful upward movement.

The second stage came in June and July, a time that has traditionally been the most active in the municipal market because large volumes of notes mature and are replaced by new issues. We elected to stay out of the market entirely during this period. Our ability to be selective was aided by the fund's relatively small size -- in contrast to some larger funds, which can be obligated to participate in new issues to some degree even if it means taking on suboptimal rates.

Finally, September has often produced a rise in municipal rates as investors redeem their fund holdings to make tuition payments and corporations are faced with tax payments at quarter-end. When that effect fell short of expectations this year, we responded by rolling out

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Distributions declared per share
04/01/05 - 09/30/05 ($)

                                 Class A 0.009
                                 -------------
                                 Class B 0.004
                                 -------------
                                 Class C 0.007
                                 -------------
                                 Class Z 0.009

7-day yields on 09/30/05 (%)

                                  Class A 2.06
                                  ------------
                                  Class B 1.07
                                  ------------
                                  Class C 1.67
                                  ------------
                                  Class Z 2.07

7-day taxable-equivalent yields on 09/30/05 (%)

                                  Class A 3.17
                                  ------------
                                  Class B 1.65
                                  ------------
                                  Class C 2.57
                                  ------------
                                  Class Z 3.19

Taxable-equivalent yields are based on the 35% federal income tax rate.

30-day yields on 09/30/05

                                  Class A 1.92
                                  ------------
                                  Class B 0.93
                                  ------------
                                  Class C 1.53
                                  ------------
                                  Class Z 1.93

The 30-Day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period.

--------------------------------------------------------------------------------
                                 Columbia Municipal
                                  Money Market Fund

of VRDNs and into short-term tax-exempt commercial paper, a helpful trade that accounted for our 7.5% position in this latter category at the end of the period.

Looking ahead

We expect the Federal Reserve Board to continue to increase short-term interest rates until it is satisfied that it has inflation under control. In this environment, we plan to continue to keep the fund's holdings liquid and relatively short. We believe this strategy offers the flexibility to adjust the portfolio in response to changing market conditions.

About your fund

On November 18, 2005, the Columbia Municipal Money Market Fund merged with Columbia Municipal Reserves.

Normand R. Desrosiers has managed the Columbia Municipal Money Market Fund since July 2002 and has been with the advisor or its predecessors or affiliate organizations since 2000.

/s/ Normand R. Desrosiers


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income and is taxable when distributed.

Because we expect the Federal Reserve Board to continue to increase short-term interest rates, we plan to continue to keep the fund's holiday liquid and relatively short.

             FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

             INVESTMENT PORTFOLIO
                                            -----------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund


Municipal Bonds - 97.9%

ARIZONA - 4.3%                                                                             Par ($) Value ($)
------------------------------------------------ ---------------------------------- -------------- ---------
                   AZ Maricopa County Industrial Sonora Vista II Apartments,
                           Development Authority  Series 2003 A, VRDB, AMT,
                                                  LOC: Wells Fargo Bank NA
                                                  2.860% 12/01/39                        1,000,000 1,000,000
     AZ Phoenix Industrial Development Authority Spring Air Mattress Co.,
                                                  Series 1999, VRDB, AMT,
                                                  LOC: JP Morgan Chase Bank
                                                  2.980% 04/01/19                        1,400,000 1,400,000
                                                 ---------------------------------- -------------- ---------
                                                                                     ARIZONA TOTAL 2,400,000

COLORADO - 4.7%
------------------------------------------------ ---------------------------------- -------------- ---------
                               CO Boulder County Boulder Medical Center Project,
                                                  Series 1998, VRDB, AMT,
                                                  LOC: Wells Fargo Bank NA
                                                  2.910% 01/01/17                        1,320,000 1,320,000
                CO Concord Metropolitan District Series 2004, VRDB,
                                                  LOC: Wells Fargo Bank NA
                                                  2.250% 12/01/29                        1,300,000 1,300,000
                                                 ---------------------------------- -------------- ---------
                                                                                    COLORADO TOTAL 2,620,000

GEORGIA - 10.7%
------------------------------------------------ ---------------------------------- -------------- ---------
                         GA Athens Clarke County Series 1988,
                                                  2.750% 10/11/05                        2,000,000 2,000,000
      GA Gainesville Hall County Exempt Facility Squirrel Creek Basin,
                                         Revenue  Series 2002, VRDB, AMT,
                                                  LOC: Wachovia Bank NA
                                                  2.800% 08/01/27                        1,500,000 1,500,000
                      GA Ports Authority Revenue Colonels Island Terminal,
                                                  Series 2003, VRDB, AMT,
                                                  LOC: SunTrust Bank
                                                  2.800% 10/01/23                        2,500,000 2,500,000
                                                 ---------------------------------- -------------- ---------
                                                                                     GEORGIA TOTAL 6,000,000

ILLINOIS - 9.4%
------------------------------------------------ ---------------------------------- -------------- ---------
              IL Chicago Enterprise Zone Revenue Gas Plus, Inc.,
                                                  Series 2002, VRDB, AMT,
                                                  LOC: Northern Trust Co.
                                                  3.050% 11/01/22                        1,550,000 1,550,000
IL Chicago Solid Waste Disposal Facility Revenue Groot Industries, Inc. Project,
                                                  Series 1995, VRDB, AMT,
                                                  LOC: JP Morgan Chase Bank
                                                  2.930% 12/01/15                        1,200,000 1,200,000
     IL New Lenox Industrial Development Revenue Panduit Corporation Project,
                                                  Series 1990, AMT,
                                                  LOC: Fifth Third Bank
                                                  2.920% 07/01/15                        1,020,000 1,020,000
                              IL City of Chicago O'Hare International Airport, AMT,
                                                  LOC: Fortis Bank,
                                                  LOC: Dexia Credit Local
                                                  2.720% 11/01/05                        1,500,000 1,500,000
                                                 ---------------------------------- -------------- ---------
                                                                                    ILLINOIS TOTAL 5,270,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

Municipal Bonds - (continued)

INDIANA - 14.2%                                                                        Par ($) Value ($)
---------------------------------------- --------------------------------- ------------------- ---------
   IN Elkhart County Industrial Economic Crossroads Apartments LLC,
                     Development Revenue  Series 1998 A, VRDB, AMT,
                                          LOC: Federal Home Loan Bank
                                          2.970% 04/01/28                              825,000   825,000
                                         Hart Housing Group, Inc. Project,
                                          Series 1997, VRDB, AMT,
                                          LOC: Fifth Third Bank NA
                                          2.980% 01/01/11                              785,000   785,000
       IN Indianapolis Airport Authority Subordinate Pool CP Notes, AMT,
                                          LOC: JP Morgan Chase Bank
                                          2.720% 10/25/05                            1,500,000 1,499,993
    IN Indianapolis Multi-Family Revenue Nora Commons,
                                          Series 2004 A, VRDB, AMT,
                                          LOC: ABN Amro Bank NV
                                          2.820% 12/01/39                            2,500,000 2,500,000
IN St. Joseph County Industrial Economic Pine Oak Apartments LP,
                     Development Revenue  Series 1997 A, VRDB, AMT,
                                          LOC: FHLB
                                          2.870% 06/01/27                            2,365,000 2,365,000
                                         --------------------------------- ------------------- ---------
                                                                                 INDIANA TOTAL 7,974,993

IOWA - 1.8%
---------------------------------------- --------------------------------- ------------------- ---------
IA Finance Authority Children's Services Childserve Project,
                                          Series 2002 B, VRDB,
                                          LOC: Wells Fargo Bank NA
                                          2.860% 06/01/17                              990,000   990,000
                                         --------------------------------- ------------------- ---------
                                                                                    IOWA TOTAL   990,000

KENTUCKY - 4.0%
---------------------------------------- --------------------------------- ------------------- ---------
          KY Jefferson County Industrial Whip Mix Corp. Project,
                     Development Revenue  Series 1997, VRDB, AMT,
                                          LOC: National City Bank
                                          2.960% 06/01/12                              820,000   820,000
    KY Kenton County Industrial Building Baptist Convalescent Center,
                                 Revenue  Series 1998, VRDB,
                                          LOC: Fifth Third Bank
                                          2.900% 07/01/18                            1,045,000 1,045,000
       KY Lexington-Fayette Urban County Series 1998 C, VRDB, AMT,
                           Airport Corp.  Insured: MBIA
                                          LOC: Dexia Credit Local
                                          2.720% 07/01/13                              400,000   400,000
                                         --------------------------------- ------------------- ---------
                                                                                KENTUCKY TOTAL 2,265,000

MASSACHUSETTS - 2.7%
---------------------------------------- --------------------------------- ------------------- ---------
               MA Housing Finance Agency Series 2005 T, AMT,
                                          GIC: AIG
                                          2.700% 01/31/06                            1,500,000 1,500,000
                                         --------------------------------- ------------------- ---------
                                                                           MASSACHUSETTS TOTAL 1,500,000

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

Municipal Bonds - (continued)

MICHIGAN - 1.3%                                                                           Par ($) Value ($)
---------------------------------------- ----------------------------------- -------------------- ---------
       MI Strategic Fund Ltd. Obligation LRV Enterprises LLC,
                                          Series 1996, VRDB, AMT,
                                          LOC: National City Bank
                                          2.960% 09/01/21                                 715,000   715,000
                                         ----------------------------------- -------------------- ---------
                                                                                   MICHIGAN TOTAL   715,000

MINNESOTA - 4.2%
---------------------------------------- ----------------------------------- -------------------- ---------
   MN Bloomington Industrial Development Watkins Pattern Co., Inc.,
                                 Revenue  Series 2001, VRDB, AMT,
                                          LOC: U.S. Bank NA
                                          2.940% 07/01/21                               1,780,000 1,780,000
   MN St. Paul Port Authority Industrial Carlson Refrigeration Project,
                     Development Revenue  Series 1999-4, VRDB, AMT,
                                          LOC: U.S. Bank NA
                                          2.940% 09/01/20                                 605,000   605,000
                                         ----------------------------------- -------------------- ---------
                                                                                  MINNESOTA TOTAL 2,385,000

MISSOURI - 3.0%
---------------------------------------- ----------------------------------- -------------------- ---------
MO State Health & Educational Facilities Private Education Program,
                       Authority Revenue  Revenue Anticipation Notes:
                                          Series 2005 C,
                                          LOC: U.S. Bank NA
                                          4.000% 04/25/06                               1,200,000 1,207,240
                                          Series 2005 D,
                                          LOC: U.S. Bank NA
                                          4.000% 04/25/06                                 500,000   503,016
                                         ----------------------------------- -------------------- ---------
                                                                                   MISSOURI TOTAL 1,710,256

NEVADA - 1.8%
---------------------------------------- ----------------------------------- -------------------- ---------
  NV Clark County Industrial Developmemt Cogeneration Association I Project,
                                          Series 1991, AMT,
                                          LOC: Canadian Imperial
                                          Bank of Commerce
                                          2.720% 11/01/21                               1,000,000 1,000,000
                                         ----------------------------------- -------------------- ---------
                                                                                     NEVADA TOTAL 1,000,000

NORTH CAROLINA - 1.8%
---------------------------------------- ----------------------------------- -------------------- ---------
                          NC Wake County Public Improvement,
                                          Series 2003 B,
                                          SPA: Lloyds TSB Bank Plc
                                          4.000% 04/01/16                               1,000,000 1,006,353
                                         ----------------------------------- -------------------- ---------
                                                                             NORTH CAROLINA TOTAL 1,006,353

OHIO - 3.3%
---------------------------------------- ----------------------------------- -------------------- ---------
            OH Hancock County Industrial Koehler Brothers, Inc. Project,
                     Development Revenue  Series 1999, VRDB, AMT,
                                          LOC: National City Bank
                                          2.890% 06/01/14                               1,100,000 1,100,000

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

Municipal Bonds - (continued)

OHIO - (continued)                                                                          Par ($) Value ($)
---------------------------------------------- ------------------------------- -------------------- ---------
        OH Hancock County Multi-Family Revenue Crystal Glen Apartments,
                                                Series 1998 B, VRDB, AMT,
                                                LOC: FHLB
                                                2.930% 01/01/31                             735,000   735,000
                                               ------------------------------- -------------------- ---------
                                                                                         OHIO TOTAL 1,835,000

OREGON - 0.2%
---------------------------------------------- ------------------------------- -------------------- ---------
                       OR Economic Development Newsprint Company Project, AMT,
                                       Revenue  Series 203
                                                2.680% 12/01/26                             100,000   100,000
                                               ------------------------------- -------------------- ---------
                                                                                       OREGON TOTAL   100,000

PENNSYLVANIA - 2.8%
---------------------------------------------- ------------------------------- -------------------- ---------
      PA Allegheny County Hospital Development Covenant at South Hills,
                             Authority Revenue  Series 2001 B, VRDB,
                                                LOC: Keybank NA
                                                2.950% 02/01/08                           1,600,000 1,600,000
                                               ------------------------------- -------------------- ---------
                                                                                 PENNSYLVANIA TOTAL 1,600,000

SOUTH CAROLINA - 2.4%
---------------------------------------------- ------------------------------- -------------------- ---------
    SC Housing Finance & Development Authority Arrington Place Apartment LP,
                                                Series 2001, VRDB, AMT,
                                                LOC: SunTrust Bank
                                                2.850% 12/01/33                           1,340,000 1,340,000
                                               ------------------------------- -------------------- ---------
                                                                               SOUTH CAROLINA TOTAL 1,340,000

TENNESSEE - 2.7%
---------------------------------------------- ------------------------------- -------------------- ---------
   TN Metropolitan Nashville Airport Authority Passenger Facility Charge,
                                                Series 2003, VRDB, AMT,
                                                LOC: SunTrust Bank
                                                2.800% 07/01/12                           1,500,000 1,500,000
                                               ------------------------------- -------------------- ---------
                                                                                    TENNESSEE TOTAL 1,500,000

TEXAS - 17.4%
---------------------------------------------- ------------------------------- -------------------- ---------
     TX Arlington Industrial Development Corp. Universal Forest Products,
                                                Series 1999, VRDB, AMT,
                                                LOC: JP Morgan Chase Bank
                                                2.900% 07/01/29                           1,000,000 1,000,000
                     TX Brazos River Authority Pollution Control Revenue,
                                                Refunding D-2,
                                                Series 2001, VRDB, AMT,
                                                LOC: Wachovia Bank NA
                                                2.790% 05/01/33                           2,550,000 2,550,000
                            TX City of Houston 2.570% 10/07/05                            1,000,000 1,000,000
TX Gulf Coast Industrial Development Authority Harsco Corp.,
                                                Series 2000, VRDB, AMT,
                                                LOC: Wachovia Bank NA
                                                2.900% 05/01/10                           1,500,000 1,500,000
         TX San Antonio Electric & Gas Revenue Series 2000,
                                                5.800% 02/01/06                           1,715,000 1,732,960
    TX University of Texas University Revenues Series 2002 A,
                                                2.600% 10/06/05                           2,000,000 2,000,000
                                               ------------------------------- -------------------- ---------
                                                                                        TEXAS TOTAL 9,782,960

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

Municipal Bonds - (continued)

WASHINGTON - 1.8%                                                                         Par ($)  Value ($)
----------------------------------------- -------------------------------------- ---------------- ----------
      WA State Housing Finance Commission Olympic Place Apartments Project A,
                                           Series 2003, VRDB, AMT,
                                           LOC: U.S. Bank NA
                                           2.840% 11/01/36                              1,000,000  1,000,000
                                          -------------------------------------- ---------------- ----------
                                                                                 WASHINGTON TOTAL  1,000,000

WISCONSIN - 1.6%
----------------------------------------- -------------------------------------- ---------------- ----------
WI Kenosha Industrial Development Revenue Monarch Plastics, Inc.,
                                           Series 1994, VRDB, AMT,
                                           LOC: JP Morgan Chase Bank
                                           2.930% 12/01/09                                875,000    875,000
                                          -------------------------------------- ---------------- ----------
                                                                                  WISCONSIN TOTAL    875,000

WYOMING - 1.8%
----------------------------------------- -------------------------------------- ---------------- ----------
                     WY Sweetwater County Pacificorp,
                                           Series 1988 A,
                                           LOC: Barclays Bank Plc
                                           2.570% 10/07/05                              1,000,000  1,000,000
                                          -------------------------------------- ---------------- ----------
                                                                                    WYOMING TOTAL  1,000,000

                                          Total Municipal Bonds
                                          (cost of $54,869,562)                                   54,869,562
Investment Company - 0.0%                                                                  Shares
----------------------------------------- -------------------------------------- ---------------- ----------
                                          Blackrock Provident Institutional
                                           MuniCash Portfolio                              14,777     14,777

                                          Total Investment Company
                                          (cost of $14,777)                                           14,777

                                          Total Investments - 97.9%
                                          (cost of $54,884,339)(a)                                54,884,339

                                          Other Assets & Liabilities, Net - 2.1%                   1,168,581

                                          Net Assets - 100.0%                                     56,052,920

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Cost for federal income tax purposes is
                                   $54,884,339.

                    ACRONYM NAME
                    ---------------------------------------
                     AMT    Alternative Minimum Tax
                     FHLB   Federal Home Loan Bank
                     GIC    Guaranteed Investment Contract
                     LOC    Letter of Credit/Line of Credit
                     MBIA   MBIA Insurance Corp.
                     SPA    Stand-by Purchase Agreement
                     VRDB*  Variable Rate Demand Bond

                                 * Variable rate demand bonds (VRDB) are
                                   securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit (LOC) with a major bank. The rates listed are as of September 30, 2005.

                                See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          September 30, 2005 (Unaudited)          Columbia Municipal
                                                   Money Market Fund

                                                                                           ($)
------------------------- -------------------------------------------------------- ----------
                   Assets Investments, at cost                                     54,884,339
                                                                                   ----------
                          Investments, at value                                    54,884,339
                          Receivable for:
                            Investments sold                                          700,053
                            Fund shares sold                                          434,644
                            Interest                                                  205,894
                          Expense reimbursement due from Investment Advisor             7,967
                          Deferred Trustees' compensation plan                         12,362
                          Other assets                                                 45,177
                                                                                   ----------
                                                                   Total Assets    56,290,436
                          -------------------------------------------------------- ----------
              Liabilities Payable for:
                            Fund shares repurchased                                   164,981
                            Distributions                                               6,774
                            Investment advisory fee                                    10,758
                            Administration fee                                         14,130
                            Transfer agent fee                                          7,175
                            Pricing and bookkeeping fees                                3,488
                            Trustees' fees                                              1,591
                            Audit fee                                                  15,243
                            Custody fee                                                   190
                            Chief compliance officer expenses and fees                    824
                            Deferred Trustees' fees                                    12,362
                                                                                   ----------
                                                              Total Liabilities       237,516

                                                                        Net Assets 56,052,920
                          -------------------------------------------------------- ----------
Composition of Net Assets Paid-in capital                                          56,143,887
                          Undistributed net investment income                             334
                          Accumulated net realized loss                               (91,301)
                                                                                   ----------
                                                                        Net Assets 56,052,920
                          -------------------------------------------------------- ----------
                  Class A Net assets                                                7,652,481
                          Shares outstanding                                        7,661,497
                          Net asset value and offering price per share               1.00 (a)
                          -------------------------------------------------------- ----------
                  Class B Net assets                                                  319,593
                          Shares outstanding                                          319,683
                          Net asset value and offering price per share               1.00 (a)
                          -------------------------------------------------------- ----------
                  Class C Net assets                                                  218,628
                          Shares outstanding                                          218,487
                          Net asset value and offering price per share               1.00 (a)
                          -------------------------------------------------------- ----------
                  Class Z Net assets                                               47,862,218
                          Shares outstanding                                       47,885,428
                          Net asset value, offering and redemption price per share       1.00

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.

See Accompanying Notes to Financial Statements.

                STATEMENT OF OPERATIONS
                                        -----------------------
For the Six Months Ended September 30, 2005 (Unaudited)     Columbia Municipal
                                                             Money Market Fund


                                                                                    ($)
----------------- ------------------------------------------------------------ -------
Investment Income Dividends                                                      5,919
                  Interest                                                     769,634
                                                                               -------
                    Total Investment Income                                    775,553
                  ------------------------------------------------------------ -------
         Expenses Investment advisory fee                                       75,605
                  Administration fee                                            75,605
                  Distribution fee:
                    Class B                                                      1,510
                    Class C                                                        965
                  Service fee:
                    Class B                                                        504
                    Class C                                                        323
                  Transfer agent fee                                            33,614
                  Pricing and bookkeeping fees                                  12,946
                  Trustees' fees                                                 4,314
                  Custody fee                                                    5,380
                  Audit fee                                                     13,386
                  Registration fee                                              25,680
                  Chief compliance officer expenses and fees (See Note 4)        1,555
                  Other expenses                                                10,574
                                                                               -------
                    Total Expenses                                             261,961
                  Fees and expenses waived or reimbursed by Investment Advisor (44,940)
                  Fees waived by Transfer agent                                 (1,315)
                  Fees waived by Distributor - Class C                            (772)
                  Custody earnings credit                                         (711)
                                                                               -------
                    Net Expenses                                               214,223
                                                                               -------
                  Net Investment Income                                        561,330
                  ------------------------------------------------------------ -------
                  Net Increase in Net Assets from Operations                   561,330

                                See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                  Columbia Municipal
                                                   Money Market Fund

                                                                                     (Unaudited)
                                                                                     Six Months
                                                                                        Ended       Year Ended
                                                                                    September 30,   March 31,
Increase (Decrease) in Net Assets                                                     2005 ($)       2005 ($)
-------------------------------------- -------------------------------------------- -------------  -----------
                            Operations Net investment income                              561,330      646,444
                                       Net realized gain on investments                        --          170
                                                                                    -------------  -----------
                                       Net Increase from Operations                       561,330      646,614
                                       -------------------------------------------- -------------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                          (77,452)     (87,077)
                                         Class B                                           (1,721)      (1,210)
                                         Class C                                           (1,875)      (2,948)
                                         Class Z                                         (480,282)    (555,208)
                                                                                    -------------  -----------
                                       Total Distributions Declared to Shareholders      (561,330)    (646,443)
                                       -------------------------------------------- -------------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                  1,019,479    7,468,479
                                         Distributions reinvested                          73,686       82,616
                                         Redemptions                                   (2,626,417)  (9,299,063)
                                                                                    -------------  -----------
                                          Net Decrease                                 (1,533,252)  (1,747,968)
                                       Class B:
                                         Subscriptions                                    110,385      617,319
                                         Distributions reinvested                           1,591        1,169
                                         Redemptions                                     (435,849)    (741,924)
                                                                                    -------------  -----------
                                          Net Decrease                                   (323,873)    (123,436)
                                       Class C:
                                         Subscriptions                                     49,721    1,792,170
                                         Distributions reinvested                           1,849        2,892
                                         Redemptions                                     (159,963)  (1,745,939)
                                                                                    -------------  -----------
                                          Net Increase (Decrease)                        (108,393)      49,123
                                       Class Z:
                                         Subscriptions                                 18,044,193   60,860,630
                                         Distributions reinvested                         436,416      502,599
                                         Redemptions                                  (24,860,566) (87,229,809)
                                                                                    -------------  -----------
                                          Net Decrease                                 (6,379,957) (25,866,580)
                                       Net Decrease from Share Transactions            (8,345,475) (27,688,861)
                                                                                    -------------  -----------
                                           Total Decrease in Net Assets                (8,345,475) (27,688,690)
                                       -------------------------------------------- -------------  -----------
                            Net Assets Beginning of period                             64,398,395   92,087,085
                                       End of period                                   56,052,920   64,398,395
                                       Undistributed net investment income
                                        at end of period                                      334          334

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 Columbia Municipal
                                  Money Market Fund


                                                          (Unaudited)
                                                          Six Months       Year
                                                             Ended         Ended
                                                         September 30,   March 31,
                                                             2005          2005
----------------- -------------------------------------  -------------  -----------
Changes in Shares Class A:
                    Subscriptions                            1,014,312    7,468,479
                    Issued for distributions reinvested         73,686       82,616
                    Redemptions                             (2,626,417)  (9,299,063)
                                                         -------------  -----------
                     Net Decrease                           (1,538,419)  (1,747,968)
                  Class B:
                    Subscriptions                              110,151      617,319
                    Issued for distributions reinvested          1,591        1,169
                    Redemptions                               (435,848)    (741,924)
                                                         -------------  -----------
                     Net Decrease                             (324,106)    (123,436)
                  Class C:
                    Subscriptions                               49,563    1,792,170
                    Issued for distributions reinvested          1,849        2,892
                    Redemptions                               (159,963)  (1,745,938)
                                                         -------------  -----------
                     Net Increase (Decrease)                  (108,551)      49,124
                  Class Z:
                    Subscriptions                           18,009,536   60,860,630
                    Issued for distributions reinvested        436,416      502,600
                    Redemptions                            (24,860,565) (87,229,809)
                                                         -------------  -----------
                     Net Decrease                           (6,414,613) (25,866,579)

                                See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                            -----------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

Note 1. Organization

Columbia Municipal Money Market Fund (the "Fund"), a series of Columbia Funds Trust IV (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are sold at net asset value. Class A shares are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within twelve months on an original purchase of $1 million to $25 million. When exchanged for Class A shares in another Columbia Fund, a sales charge may be imposed. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares generally will convert to Class A shares eight of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.

Investments in other investment companies are valued at net asset value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 was as follows:

                                           March 31, March 31,
                                             2005      2004
                  --------------------------------------------
                  Distributions paid from:
                  --------------------------------------------
                   Tax-Exempt Income        $646,443  $305,610
                  --------------------------------------------

The following capital loss carryforwards, determined as of March 31, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  --------------------------------------------
                        2006                     $255
                  --------------------------------------------
                        2007                      103
                  --------------------------------------------
                        2008                   23,749
                  --------------------------------------------
                        2009                   14,183
                  --------------------------------------------
                        2010                   10,994
                  --------------------------------------------
                        2011                   41,954
                  --------------------------------------------
                        2012                       63
                  --------------------------------------------
                        Total                 $91,301
                  --------------------------------------------

Of the capital loss carryforwards attributable to the Fund, $43,587 ($103 will expire March 31, 2007, $23,748 will expire March 31, 2008, $10,270 will expire March 31, 2009 and $9,466 will expire March 31, 2010) was obtained in the merger with the Stein Roe Municipal Money Market Fund.

Capital loss carryforwards of $170 were utilized during the year ended March 31, 2005.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. On September 30, 2005, Columbia Management Advisors, Inc. changed its name to Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   ------------------------------------------
                   First $500 million              0.25%
                   ------------------------------------------
                   $500 million to $1 billion      0.20%
                   ------------------------------------------
                   Over $1 billion                 0.15%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.25%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   ------------------------------------------
                   First $500 million              0.25%
                   ------------------------------------------
                   $500 million to $1 billion      0.20%
                   ------------------------------------------
                   Over $1 billion                 0.15%
                   ------------------------------------------

For the six months ended September 30, 2005, the Fund's annualized effective administration fee rate was 0.25%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund


For the six months ended September 30, 2005, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.043%.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. On August 22, 2005, Columbia Funds Services, Inc. changed its name to Columbia Management Services, Inc. For its services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $33.50 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the period from September 1, 2005 through October 31, 2005, the Transfer Agent has voluntarily agreed to waive a portion of its fees to reflect reduced contractual fees that will be charged to the Fund effective November 1, 2005.

For the six months ended September 30, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.11%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. changed its name to Columbia Management Distributors, Inc. For the six months ended September 30, 2005, the Distributor has retained net CDSC fees of $911 on Class B share redemptions.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.15% annually of Class C average daily net assets.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits and Fee Reimbursements

Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.70% annually of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement any time.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer position. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2005, the Fund paid $784 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund


Note 5. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At September 30, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                        Insurer         % of Total Investments
                 ---------------------------------------------
                 JP Morgan Chase Bank           10.9%
                 ---------------------------------------------
                 Wachovia Bank N.A.             10.1%
                 ---------------------------------------------
                 SunTrust Bank                   9.7%
                 ---------------------------------------------
                 U.S. Bank NA                    9.3%
                 ---------------------------------------------
                 Wells Fargo Bank N.A.           8.4%
                 ---------------------------------------------
                 Federal Home Loan Bank          7.2%
                 ---------------------------------------------
                 Fifth Third Bank                5.2%
                 ---------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments at September 30, 2005 invested in debt obligations issued by the states of Texas, Indiana and Georgia and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of each state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the Funds or its shareholders cannot currently be determined.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds,

--------------------------------------------------------------------------------
             September 30, 2005 (Unaudited)     Columbia Municipal
                                                 Money Market Fund

FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL").

The derivative cases purportedly brought on behalf of the Columbia Funds in the MDL have been consolidated under the lead case. The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, the removal of the trustees of the Columbia Funds, removal of the Columbia Group, disgorgement of all management fees and monetary damages.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Funds and Columbia. The lawsuit alleged that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs alleged that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. Plaintiffs filed a notice of voluntary dismissal of the lawsuit as to all defendants and all claims without prejudice, which was so-ordered by the judge on or about November 9, 2005.

In 2004, certain Columbia funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005.

The Funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings (with the exception of the January 11, 2005 "failure to participate" litigation, which has been dismissed) are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the Funds.

Note 6. Subsequent Event

On November 18, 2005, the Columbia Municipal Money Market Fund merged with Columbia Municipal Reserves.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                           Columbia Municipal
                                            Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                    (Unaudited)
                                    Six Months            Year           Period
                                       Ended              Ended           Ended
                                   September 30,        March 31,       March 31,                      Year Ended June 30,
Class A Shares                         2005               2005          2004 (a)           2003 (b)     2002 (b)     2001 (b)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000      $ 1.000

--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                   0.009(c)          0.009(c)       0.003(c)         0.008(c)      0.014(c)     0.033(c)

--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income             (0.009)           (0.009)        (0.003)          (0.008)       (0.014)      (0.033)

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000      $ 1.000
Total return (e)(f)                      0.94%(g)          0.87%          0.30%(g)         0.75%         1.36%        3.31%

--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets /
Supplemental Data:
Expenses                                 0.70%(h)(i)       0.70%(h)       0.70%(h)(i)      0.70%(h)      0.75%        0.75%
Net investment income                    1.86%(h)(i)       0.82%(h)       0.39%(h)(i)      0.75%(h)      1.33%        3.27%
Waiver/reimbursement                     0.26%(i)          0.10%          0.07%(i)         0.14%         1.04%        0.80%
Net assets, end of period (000's)     $ 7,652           $ 9,186        $10,934          $12,448       $12,812      $12,386
--------------------------------------------------------------------------------------------------------------------------------




Class A Shares                       2000 (b)
---------------------------------------------
Net Asset Value,
Beginning of Period                $ 1.000

---------------------------------------------
Income from Investment Operations:
Net investment income                0.032(d)

---------------------------------------------
Less Distributions
Declared to Shareholders:
From net investment income          (0.032)

---------------------------------------------
Net Asset Value, End of Period     $ 1.000
Total return (e)(f)                   3.20%

---------------------------------------------
Ratios to Average Net Assets /
Supplemental Data:
Expenses                              0.75%
Net investment income                 3.15%
Waiver/reimbursement                  0.69%
Net assets, end of period (000's)  $13,362
---------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                                 Columbia Municipal
                                  Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                              (Unaudited)
                                              Six Months            Year           Period
                                                 Ended              Ended           Ended
                                             September 30,        March 31,       March 31,
Class B Shares                                   2005               2005           2004(a)            2003(b)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $ 1.000           $ 1.000        $ 1.000          $ 1.000

----------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                             0.004(c)          0.002(c)       0.001(c)         0.002(c)

----------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                       (0.004)           (0.002)        (0.001)          (0.002)

----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 1.000           $ 1.000        $ 1.000          $ 1.000
Total return (e)(f)                                0.43%(g)          0.15%          0.08%(g)         0.17%

----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                                           1.70%(h)(i)       1.41%(h)       0.97%(h)(i)      1.35%(h)
Net investment income                              0.86%(h)(i)       0.15%(h)       0.10%(h)(i)      0.06%(h)
Waiver/reimbursement                               0.26%(i)          0.39%          0.80%(i)         0.59%
Net assets, end of period (000's)               $   320           $   643        $   767          $ 1,457

----------------------------------------------------------------------------------------------------------------



                                               Year Ended June 30,
Class B Shares                                  2002(b)      2001(b)      2000(b)
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 1.000      $ 1.000      $ 1.000

---------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                          0.005(c)     0.023(c)     0.022(d)

---------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                    (0.005)      (0.023)      (0.022)

---------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 1.000      $ 1.000      $ 1.000
Total return (e)(f)                             0.48%        2.37%        2.17%

---------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                                        1.58%        1.75%        1.75%
Net investment income                           0.50%        2.27%        2.15%
Waiver/reimbursement                            1.20%        0.80%        0.69%
Net assets, end of period (000's)            $   622      $   223      $   677

---------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Annualized.

--------------------------------------------------------------------------------
                                 Columbia Municipal
                                  Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                      (Unaudited)
                                      Six Months            Year           Period
                                         Ended              Ended           Ended
                                     September 30,        March 31,       March 31,                        Year Ended June 30,
Class C Shares                           2005               2005           2004(a)            2003(b)      2002(b)      2001(b)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000      $ 1.000

----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                     0.007(c)          0.005(c)       0.001(c)         0.004(c)      0.010(c)     0.029(c)

----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income               (0.007)           (0.005)        (0.001)          (0.004)       (0.010)      (0.029)

----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $ 1.000           $ 1.000        $ 1.000          $ 1.000       $ 1.000      $ 1.000
Total return (f)(g)                        0.74%(h)          0.47%          0.08%(h)         0.36%         0.96%        2.89%

----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                                   1.10%(i)(j)       1.09%(h)       0.97%(i)(j)      1.09%(i)      1.15%        1.15%
Net investment income                      1.46%(i)(j)       0.40%(h)       0.11%(i)(j)      0.38%(i)      0.93%        2.87%
Waiver/reimbursement                       0.86%(j)          0.71%          0.80%(j)         0.72%         1.64%        1.40%
Net assets, end of period (000's)       $   219           $   327        $   278          $   710       $ 3,917      $   390

----------------------------------------------------------------------------------------------------------------------------------




Class C Shares                             2000(b)
--------------------------------------------------
Net Asset Value, Beginning of Period $ 1.000

--------------------------------------------------
Income from Investment Operations:
Net investment income                  0.028(d)(e)

--------------------------------------------------
Less Distributions Declared to
Shareholders:
From net investment income            (0.028)

--------------------------------------------------
Net Asset Value, End of Period       $ 1.000
Total return (f)(g)                     2.78%

--------------------------------------------------
Ratios to Average Net Assets/
Supplemental Data:
Expenses                                1.15%(e)
Net investment income                   2.75%(e)
Waiver/reimbursement                    0.69%
Net assets, end of period (000's)    $   221

--------------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.
(e)Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60% for the period ended June 30, 2000.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Annualized.

--------------------------------------------------------------------------------
                                 Columbia Municipal
                                  Money Market Fund

Selected data for a share outstanding throughout each period is as follows:

                                                 (Unaudited)
                                                 Six Months        Year        Period         Period
                                                    Ended          Ended        Ended         Ended
                                                September 30,    March 31,    March 31,      June 30,
Class Z Shares                                      2005           2005        2004(a)       2003(b)
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 1.000        $ 1.000     $ 1.000       $ 1.000

-------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (c)                            0.009          0.009       0.003         0.007

-------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                          (0.009)        (0.009)     (0.003)       (0.007)

-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 1.000        $ 1.000     $ 1.000       $ 1.000
Total return (d)(e)                                   0.94%(f)       0.87%       0.30%(f)      0.73%(f)

-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                          0.70%(h)       0.70%       0.70%(h)      0.70%(h)
Net investment income (g)                             1.86%(h)       0.82%       0.39%(h)      0.75%(h)
Waiver/reimbursement                                  0.26%(h)       0.10%       0.07%(h)      0.14%(h)
Net assets, end of period (000's)                  $47,862        $54,242     $80,109       $92,780

-------------------------------------------------------------------------------------------------------

(a)The Fund changed its fiscal year end from June 30 to March 31.
(b)Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Had the Investment Advisor, Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                    Columbia Municipal
                                                     Money Market Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Municipal Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities and a copy of the fund's voting record is available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Management Advisors, Inc. and Banc of America Capital Management, LLC, both SEC registered investment advisors and wholly owned subsidiaries of Bank of America, N.A., merged on September 30, 2005. At that time, the newly combined advisor changed its name to Columbia Management Advisors, LLC ("CMA"). CMA will continue to operate as a SEC-registered investment advisor, wholly owned subsidiary of Bank of America, N.A. and part of Columbia Management.

[GRAPHIC APPEARS HERE]

eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Municipal Money Market Fund Semiannual Report September 30, 2005

Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                                SHC-44/90893-0905(11/05) 05/8542

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Trust IV
             ------------------------------------------------

By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher L. Wilson
                         ------------------------------------
                         Christopher L. Wilson, President

Date November 28, 2005
     --------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                         ------------------------------------
                         J. Kevin Connaughton, Treasurer

Date November 28, 2005
     --------------------------------------------------------